Long-term Receivables	12 Months Ended
Dec. 31, 2018
Other non-current receivables [abstract]
Long-term Receivables

13.   Long-term Rreceivables

As at December 31, 2018, there was there was $15,241 (2017 - $1,223) of value added tax recoverable from expenditures on the development of the Lindero Project in Argentina. The Company expects recovery of these amounts to commence once the Lindero Project reaches commercial production.